RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 401(k) Plan
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	At December 31,
	2025	2024
Net assets available for benefits per the financial statements	$6,773,641	$6,355,090
Participant loans deemed distributed	(1,717)	(1,665)
Net assets available for benefits per the Form 5500	$6,771,924	$6,353,425
The following is a reconciliation of the net increase in net assets available for benefits as reflected in the financial statements to the Form 5500:

Year Ended December 31, 2025
Net increase in net assets available for benefits per the financial statements	$418,551
Participant loans deemed distributed at December 31, 2025	(1,717)
Participant loans deemed distributed at December 31, 2024	1,665
Net increase in net assets available for benefits per the Form 5500	$418,499